FAIR VALUE MEASUREMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Short term investments, available for sale	¥ 15,764	¥ 117,854
Recurring basis [Member]
Assets:
Short term investments, available for sale	15,764	117,854
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Short term investments, available for sale	¥ 15,764	¥ 117,854